Pension Plans and Similar Obligations (Tables)	12 Months Ended
Dec. 31, 2020
Pension Plans and Similar Obligations
Schedule of Total Expense of Defined Benefit Pension Plans

Total Expense of Pension Plans
€ millions	2020	2019	2018
Defined contribution plans	326	314	280
Defined benefit pension plans	93	55	50
Pension expenses	419	369	330

Schedule of Present Value of the defined Benefit obligations (DBO) and the Fair value of the Plan Assets

€ millions	Domestic Plans		Foreign Plans		Other Foreign Post-Employment		Total
					Plans
	2020	2019	2020	2019	2020	2019	2020	2019
Present value of the DBO	1,127	1,026	616	533	189	156	1,932	1,715
Fair value of the plan assets	1,112	1,009	506	411	73	65	1,691	1,485
Net defined benefit liability (asset)	15	17	110	122	116	91	241	230
Net defined benefit liability (asset) as % of:
/ Non-current other financial assets	0	0	0	0	0	0	0	0
/ Non-current provisions	4	5	31	37	32	27	66	70

Summary of Actuarial Assumptions

Percent	Domestic Plans			Foreign Plans			Other Foreign Post-Employment Plans
	2020	2019	2018	2020	2019	2018	2020	2019	2018
Discount rate	0.9	0.8	2.3	0.4	0.3	1.0	3.0	3.7	4.2

Schedule of Sensitivity Analysis

€ millions	Domestic Plans			Foreign Plans			Other Foreign Post-Employment Plans			Total
	2020	2019	2018	2020	2019	2018	2020	2019	2018	2020	2019	2018
Present value of all defined benefit obligations if:
Discount rate was 50 basis points higher	1,066	968	836	573	495	391	185	154	126	1,824	1,617	1,353
Discount rate was 50 basis points lower	1,195	1,090	940	663	576	450	204	159	141	2,062	1,825	1,531

Schedule of Plan Asset Allocation

€ millions	2020		2019
	Quoted in an	Not Quoted in an	Quoted in an	Not Quoted in an
	Active Market	Active Market	Active Market	Active Market
Total plan assets	485	1,207	445	1,040
Thereof: Asset category
Equity investments	149	0	137	0
Corporate bonds	151	0	156	0
Insurance policies	7	1,207	6	1,040